LVIP BlackRock Global Real Estate Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.31%
Australia–2.90%
Centuria Capital Group	1,361,560	$ 3,312,975
Centuria Industrial REIT	960,518	2,553,865
Goodman Group	207,109	3,186,800
LendLease Group	544,696	4,187,881
		13,241,521
Belgium–1.71%
Aedifica	26,237	3,275,516
Warehouses De Pauw	111,944	4,535,797
		7,811,313
Canada–2.31%
Allied Properties Real Estate Investment Trust	172,311	5,471,615
Summit Industrial Income REIT	309,172	5,086,961
		10,558,576
China–2.36%
†GDS Holdings Class A	1,516,065	10,749,965
		10,749,965
France–2.46%
Covivio	65,090	5,469,974
Cromwell European Real Estate Investment Trust	833,302	2,519,316
†Klepierre	143,916	3,218,464
		11,207,754
Germany–5.16%
Aroundtown	1,081,883	7,452,988
Vonovia	268,124	16,119,175
		23,572,163
Hong Kong–5.33%
CK Asset Holdings	675,000	3,894,598
†ESR Cayman	3,323,000	10,029,148
New World Development	1,158,250	4,710,897
Shimao Group Holdings	3,100,500	5,682,633
		24,317,276
Japan–8.76%
Kenedix Office Investment	914	6,282,496
Mitsubishi Estate	923,300	14,701,522
Mitsui Fudosan Logistics Park	774	4,103,149
Nippon Building Fund	1,540	10,005,032
Orix JREIT	1,958	3,407,644
†Seibu Holdings	117,100	1,478,120
		39,977,963
Malta–0.00%
=†πAZ. BGP Holdings	4,536,115	53
		53
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea–0.50%
ESR Kendall Square REIT	428,501	$ 2,301,133
		2,301,133
Singapore–1.14%
†Capitaland Investment	2,081,300	5,211,681
		5,211,681
Spain–0.71%
Cellnex Telecom	52,673	3,252,034
		3,252,034
Sweden–2.03%
Castellum	237,684	5,802,410
Samhallsbyggnadsbolaget i Norden	622,482	3,447,173
		9,249,583
United Kingdom–4.77%
Assura	3,554,560	3,426,826
Big Yellow Group	195,206	3,669,137
Derwent London	88,429	4,097,347
Grainger	710,706	2,916,225
Land Securities Group	169,564	1,580,391
Segro	378,461	6,079,535
		21,769,461
United States–58.17%
Agree Realty	87,991	5,827,644
Alexandria Real Estate Equities	28,840	5,510,459
American Homes 4 Rent Class A	149,014	5,680,414
AvalonBay Communities	59,460	13,178,714
Boston Properties	75,222	8,150,304
Care Trust	282,872	5,747,959
Cousins Properties	136,122	5,075,989
CubeSmart	70,130	3,397,799
CyrusOne	115,070	8,907,569
EPR Properties	167,972	8,294,457
Equinix	22,364	17,670,467
Extra Space Storage	72,056	12,104,687
Federal Realty Investment Trust	28,111	3,316,817
†Hilton Grand Vacations	102,214	4,862,320
Hudson Pacific Properties	87,447	2,297,233
Medical Properties Trust	569,816	11,436,207
Mid-America Apartment Communities	54,490	10,176,008
Outfront Media	479,520	12,083,904
Prologis	213,090	26,727,879
Regency Centers	67,341	4,534,070
Rexford Industrial Realty	181,700	10,311,475
RLJ Lodging Trust	267,466	3,974,545
SBA Communications	13,227	4,372,449
LVIP BlackRock Global Real Estate Fund–1

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Simon Property Group	75,887	$ 9,863,033
SL Green Realty	74,047	5,245,489
Spirit Realty Capital	158,186	7,282,883
STAG Industrial	123,668	4,853,969
Sun Communities	60,610	11,218,911
Switch Class A	175,945	4,467,244
UDR	183,997	9,748,161
VICI Properties	298,819	8,489,448
Welltower	130,030	10,714,472
		265,522,979
Total Common Stock (Cost $342,541,699)		448,743,455

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.44%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	6,579,974	$ 6,579,974
Total Money Market Fund (Cost $6,579,974)		6,579,974

TOTAL INVESTMENTS–99.75% (Cost $349,121,673)	455,323,429
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	1,134,306
NET ASSETS APPLICABLE TO 45,898,242 SHARES OUTSTANDING–100.00%	$456,457,735

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $53, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Security
Investment	Date of Acquisition	Cost	Value
AZ. BGP Holdings	8/19/2009	$—	$53

The following foreign currency exchange contracts and swap contracts were outstanding at September 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	CAD	(206,000)	USD	161,564	10/15/21	$—	$(1,072)
BCLY	EUR	295,000	USD	(347,604)	10/15/21	—	(5,790)
BCLY	JPY	881,287,743	USD	(7,987,744)	10/15/21	—	(68,430)
BOA	AUD	1,915,000	USD	(1,408,894)	10/15/21	—	(24,355)
BOA	AUD	(759,000)	USD	544,220	10/15/21	—	(4,534)
BOA	CAD	(298,000)	USD	230,968	10/15/21	—	(4,301)
BOA	CAD	299,000	USD	(234,509)	10/15/21	1,550	—
BOA	CHF	4,794,000	USD	(5,241,039)	10/15/21	—	(94,999)
BOA	CHF	(484,000)	USD	519,639	10/15/21	97	—
BOA	EUR	641,000	USD	(753,461)	10/15/21	—	(10,739)
BOA	EUR	(503,000)	USD	591,650	10/15/21	8,827	—
BOA	GBP	125,000	USD	(172,925)	10/15/21	—	(4,496)
BOA	GBP	(468,000)	USD	639,889	10/15/21	9,295	—
BOA	JPY	(290,787,000)	USD	2,649,835	10/15/21	36,802	—
BOA	JPY	17,346,000	USD	(157,567)	10/15/21	—	(1,695)
LVIP BlackRock Global Real Estate Fund–2

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	SEK	(1,221,000)	USD	140,157	10/15/21	$668	$—
CITI	AUD	(554,000)	USD	401,360	10/15/21	820	—
CITI	GBP	(1,400,000)	USD	1,937,188	10/15/21	50,795	—
CITI	GBP	411,000	USD	(567,146)	10/15/21	—	(13,355)
CITI	HKD	3,188,000	USD	(410,287)	10/15/21	—	(742)
CITI	HKD	(40,063,000)	USD	5,153,319	10/15/21	6,653	—
CITI	HKD	(20,335,000)	USD	2,611,391	10/15/21	—	(930)
CITI	KRW	663,425,000	USD	(575,495)	10/15/21	—	(15,454)
CITI	SEK	2,932,000	USD	(331,299)	10/15/21	3,656	—
CITI	SEK	11,057,000	USD	(1,272,932)	10/15/21	—	(9,768)
CITI	SGD	(748,000)	USD	552,643	10/15/21	1,769	—
GSI	AUD	31,000	USD	(22,494)	10/15/21	—	(81)
GSI	GBP	329,000	USD	(451,012)	10/15/21	—	(7,710)
GSI	SEK	1,456,000	USD	(170,558)	10/15/21	—	(4,223)
GSI	SGD	8,990,000	USD	(6,637,053)	10/15/21	—	(16,251)
GSI	SGD	1,278,000	USD	(941,132)	10/15/21	68	—
HSBC	AUD	84,000	USD	(61,230)	10/15/21	—	(498)
HSBC	CAD	3,227,000	USD	(2,580,580)	10/15/21	—	(32,879)
HSBC	CAD	(1,001,000)	USD	782,651	10/15/21	—	(7,634)
HSBC	CAD	141,000	USD	(109,726)	10/15/21	1,593	—
HSBC	EUR	910,000	USD	(1,074,767)	10/15/21	—	(20,356)
HSBC	EUR	(30,000)	USD	35,461	10/15/21	701	—
HSBC	GBP	149,000	USD	(206,629)	10/15/21	—	(5,862)
HSBC	HKD	7,140,000	USD	(918,946)	10/15/21	—	(1,710)
HSBC	HKD	(4,540,000)	USD	582,973	10/15/21	—	(255)
HSBC	HKD	(10,334,000)	USD	1,327,805	10/15/21	255	—
HSBC	JPY	108,886,000	USD	(991,043)	10/15/21	—	(12,586)
HSBC	KRW	(3,497,142,000)	USD	3,046,822	10/15/21	94,652	—
HSBC	NZD	326,000	USD	(229,307)	10/15/21	—	(4,272)
HSBC	SEK	(5,622,000)	USD	648,717	10/15/21	6,454	—
JPMC	AUD	2,240,000	USD	(1,645,091)	10/15/21	—	(25,580)
JPMC	AUD	410,000	USD	(294,160)	10/15/21	2,269	—
JPMC	AUD	(160,000)	USD	115,589	10/15/21	—	(91)
JPMC	CAD	312,000	USD	(247,503)	10/15/21	—	(1,181)
JPMC	EUR	4,485,000	USD	(5,263,783)	10/15/21	—	(67,044)
JPMC	EUR	(626,000)	USD	733,269	10/15/21	7,928	—
JPMC	GBP	443,000	USD	(610,520)	10/15/21	—	(13,610)
JPMC	GBP	(126,000)	USD	172,694	10/15/21	2,918	—
JPMC	HKD	3,146,000	USD	(404,117)	10/15/21	31	—
JPMC	HKD	4,028,000	USD	(517,583)	10/15/21	—	(129)
JPMC	ILS	3,327,000	USD	(1,015,040)	10/15/21	17,018	—
JPMC	JPY	257,493,000	USD	(2,336,505)	10/15/21	—	(22,655)
JPMC	JPY	(186,424,000)	USD	1,695,325	10/15/21	20,106	—
JPMC	JPY	85,553,000	USD	(765,722)	10/15/21	3,063	—
JPMC	NOK	9,372,000	USD	(1,071,098)	10/15/21	873	—
JPMC	NOK	(5,354,000)	USD	615,261	10/15/21	2,869	—
JPMC	SEK	(26,434,000)	USD	3,041,998	10/15/21	22,146	—
JPMC	SEK	21,675,000	USD	(2,522,421)	10/15/21	—	(46,243)
JPMC	SEK	(3,252,000)	USD	370,139	10/15/21	—	(1,374)
JPMC	SGD	(244,000)	USD	179,765	10/15/21	69	—
SCB	AUD	927,000	USD	(675,851)	10/15/21	—	(5,632)
SCB	CAD	95,000	USD	(75,582)	10/15/21	—	(580)
SCB	EUR	(959,000)	USD	1,133,389	10/15/21	22,203	—
SCB	EUR	876,000	USD	(1,034,762)	10/15/21	—	(19,746)
SCB	GBP	(352,000)	USD	481,710	10/15/21	7,417	—
SCB	HKD	5,026,000	USD	(646,896)	10/15/21	—	(1,234)
SCB	SEK	(6,354,000)	USD	729,047	10/15/21	3,159	—
SCB	SEK	5,804,000	USD	(679,713)	10/15/21	—	(16,657)
SCB	SGD	(943,000)	USD	691,554	10/15/21	—	(2,930)
SCB	SGD	2,074,000	USD	(1,540,895)	10/15/21	—	(13,471)
LVIP BlackRock Global Real Estate Fund–3

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	2,678,000	USD	(1,946,927)	10/15/21	$—	$(10,742)
SSB	AUD	(414,000)	USD	299,908	10/15/21	587	—
SSB	EUR	(11,559,000)	USD	13,663,587	10/15/21	270,248	—
SSB	GBP	79,000	USD	(109,962)	10/15/21	—	(3,516)
SSB	GBP	(182,000)	USD	250,081	10/15/21	4,850	—
SSB	HKD	(8,185,000)	USD	1,051,932	10/15/21	452	—
SSB	JPY	(57,306,000)	USD	520,574	10/15/21	5,618	—
SSB	JPY	(1,549,000)	USD	13,889	10/15/21	—	(31)
SSB	NZD	1,855,000	USD	(1,291,332)	10/15/21	—	(10,841)
SSB	SEK	21,218,000	USD	(2,458,494)	10/15/21	—	(34,526)
SSB	SEK	(3,523,000)	USD	405,341	10/15/21	2,870	—
SSB	SGD	310,000	USD	(227,918)	10/15/21	385	—
SSB	SGD	758,000	USD	(561,642)	10/15/21	—	(3,402)
UBS	AUD	(2,045,000)	USD	1,498,436	10/15/21	19,908	—
UBS	AUD	210,000	USD	(152,295)	10/15/21	—	(466)
UBS	AUD	239,000	USD	(172,316)	10/15/21	480	—
UBS	CAD	653,000	USD	(521,643)	10/15/21	—	(6,103)
UBS	CAD	33,000	USD	(26,009)	10/15/21	44	—
UBS	EUR	(4,041,000)	USD	4,738,429	10/15/21	56,147	—
UBS	EUR	2,169,000	USD	(2,552,887)	10/15/21	—	(39,681)
UBS	GBP	1,251,000	USD	(1,706,871)	10/15/21	—	(21,244)
UBS	GBP	(559,000)	USD	775,620	10/15/21	22,411	—
UBS	HKD	(108,074,000)	USD	13,912,051	10/15/21	28,396	—
UBS	HKD	42,076,000	USD	(5,410,997)	10/15/21	—	(5,733)
UBS	HKD	16,369,000	USD	(2,101,400)	10/15/21	1,432	—
UBS	HKD	(8,778,000)	USD	1,126,550	10/15/21	—	(1,110)
UBS	JPY	36,943,000	USD	(336,862)	10/15/21	—	(4,889)
UBS	SGD	294,000	USD	(215,669)	10/15/21	851	—
Total Foreign Currency Exchange Contracts						$751,403	$(755,418)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate	Termination Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
United States
GSI - CareTrust - Monthly	4,452	0.08%	10/13/2021	302,696	$(7,840)	$—	$(7,840)
GSI - Equinix - Monthly	4,693	0.08%	10/13/2021	3,958,264	(250,184)	—	(250,184)
Total CFD Swap Contracts						$—	$(258,024)
The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
LVIP BlackRock Global Real Estate Fund–4

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP BlackRock Global Real Estate Fund–5

LVIP BlackRock Global Real Estate Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Real Estate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Other debt securities and contract for differences are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP BlackRock Global Real Estate Fund–6

LVIP BlackRock Global Real Estate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$13,241,521	$—	$13,241,521
Belgium	—	7,811,313	—	7,811,313
Canada	10,558,576	—	—	10,558,576
China	—	10,749,965	—	10,749,965
France	2,519,316	8,688,438	—	11,207,754
Germany	16,119,175	7,452,988	—	23,572,163
Hong Kong	—	24,317,276	—	24,317,276
Japan	4,103,149	35,874,814	—	39,977,963
Malta	—	—	53	53
Republic of Korea	—	2,301,133	—	2,301,133
Singapore	5,211,681	—	—	5,211,681
Spain	3,252,034	—	—	3,252,034
Sweden	3,447,173	5,802,410	—	9,249,583
United Kingdom	7,095,963	14,673,498	—	21,769,461
United States	265,522,979	—	—	265,522,979
Money Market Fund	6,579,974	—	—	6,579,974
Total Investments	$324,410,020	$130,913,356	$53	$455,323,429
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$751,403	$—	$751,403
Liabilities:
Foreign Currency Exchange Contracts	$—	$(755,418)	$—	$(755,418)
Swap Contracts	$—	$(258,024)	$—	$(258,024)
As a result of utilizing International fair value pricing at September 30, 2021, a portion of the Fund’s common stock investments was categorized as Level 2.
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP BlackRock Global Real Estate Fund–7